Leases (Details) - Schedule of liability for a lease ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Leases (Details) - Schedule of liability for a lease [Line Items]
Balance beginning		₪ 1,551	₪ 1,535
Additions	[1]	235	446
Disposals		(16)	(34)
Financing expenses for lease liabilities		29	26
Payments for a lease		(414)	(422)
Balance ending		1,385	1,551
Carrying amount as at December 31,2018
Current maturities of a lease liability				₪ 416	$ 120	₪ 445
Long-term liabilities for a lease				969	$ 280	1,106
Total balance		1,385	1,551	1,385		1,551
Communication and network equipment [member]
Leases (Details) - Schedule of liability for a lease [Line Items]
Balance beginning		810	809
Additions	[1]	150	204
Disposals		(6)	(27)
Financing expenses for lease liabilities		16	14
Payments for a lease		(180)	(190)
Balance ending		790	810
Carrying amount as at December 31,2018
Current maturities of a lease liability				197		203
Long-term liabilities for a lease				593		607
Total balance		790	810	790		810
Buildings [member]
Leases (Details) - Schedule of liability for a lease [Line Items]
Balance beginning		519	538
Additions	[1]	32	101
Disposals		(8)	(5)
Financing expenses for lease liabilities		9	9
Payments for a lease		(124)	(124)
Balance ending		428	519
Carrying amount as at December 31,2018
Current maturities of a lease liability				123		124
Long-term liabilities for a lease				305		395
Total balance		428	519	428		519
Vehicles [member]
Leases (Details) - Schedule of liability for a lease [Line Items]
Balance beginning		222	188
Additions	[1]	53	141
Disposals		(2)	(2)
Financing expenses for lease liabilities		4	3
Payments for a lease		(110)	(108)
Balance ending		167	222
Carrying amount as at December 31,2018
Current maturities of a lease liability				96		118
Long-term liabilities for a lease				71		104
Total balance		₪ 167	₪ 222	₪ 167		₪ 222

[1]	Additions for new agreements and amendments to existing agreements